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ATLAS FUNDS

ATLAS ASSETS, INC.
SUPPLEMENT DATED SEPTEMBER 24, 2001 TO
PROSPECTUS DATED MAY 1, 2001

Page 18 of the Prospectus is amended to reflect that, as of July 2001, Edward J. Amberger assumed responsibility for managing the Atlas Strategic Growth Fund.